NOTE 7 ACQUISITION OF LAWRENCE PARK ATKINSON (Details) - 12 months ended Dec. 31, 2020 - Lawrence Park & Atkinson	$ / shares	USD ($)
Milestone 1
Statement [Line Items]
Milestone date		June 30, 2022
Years to maturity		4 years
Risk-free rate		0.19%
Exercise price	$ 0.2850
Share price	0.2850
Volatility		108.10%
Fair value per option	0.2056
Probability		90.00%
Fair value per option tranche | $		$ 181,634
Milestone 2
Statement [Line Items]
Milestone date		December 31, 2023
Years to maturity		4 years 9 months
Risk-free rate		0.25%
Exercise price	0.2850
Share price	0.2850
Volatility		108.10%
Fair value per option	0.2173
Probability		50.00%
Fair value per option tranche | $		$ 1,066
Milestone 3
Statement [Line Items]
Milestone date		June 30, 2025
Years to maturity		5 years 6 months
Risk-free rate		0.48%
Exercise price	0.2850
Share price	0.2850
Volatility		108.00%
Fair value per option	$ 0.2273
Probability		25.00%
Fair value per option tranche | $		$ 55,797